Statement to Certificateholder

		Sections	Deal Information

Deal:
		1. Distribution Summary		Residential Accredit Loans Inc, 2006-QA1

2. Factor Summary
			Determination Date:	02/23/2006

3. Component Level Reporting (if applicable)
			Distribution Date:	02/27/2006
4. Interest Summary

		5. Other Income Detail	Pool(s):	40280, 40281, 40282

6. Index Based Classes (if applicable)
			Trustee:	Deutsche Bank Trust Company Americas

7. Collateral Interest Shortfalls
			Asset Type:	Mortgage Asset-Backed Pass-Through Certificates
8. Basis Risk/Net WAC Shortfall (if applicable)

9. Collateral Summary
GMAC-RFC Bond Administrator:

Rona Hsu
10. Compensation and Expense Adjustments

11. Overcollateralization Summary (if applicable)
			Telephone:	(818) 260-1508

12. Delinquency, Foreclosure, and REO Information

13. Prepayment and Repurchases

14. Credit Instrument (if applicable)

15. Distribution Percentages

16. Comments

2/23/2006	5:16:19PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors		Page 1 of 10

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QA1
February 27, 2006

1. Distribution Summary

Class	Cusip ID	Original Face Value	Beginning Notional/Principal Balance	Pass -Through Rate	Principal Distribution	Interest Distribution	Total Distribution (3) + (4) = (5)	Principal Loss	Interest Loss	Deferred Interest	Ending Notional/Principal Balance (1) -(3)-(6)+(8) = (9)

			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)

A-I-1	761118SZ2	95,605,900.00	95,605,900.00	5.94321890	1,097,163.83	473,505.66	1,570,669.49	0.00	0.00	0.00	94,508,736.17

A-I-2	761118TA6	10,623,000.00	10,623,000.00	5.94321830	121,908.49	52,612.34	174,520.83	0.00	0.00	0.00	10,501,091.51

A-II-1	761118TB4	318,919,000.00	318,919,000.00	6.01711699	1,315,812.08	1,599,144.11	2,914,956.19	0.00	0.00	0.00	317,603,187.92

A-II-2	761118TC2	35,435,000.00	35,435,000.00	6.01711697	146,199.51	177,680.45	323,879.96	0.00	0.00	0.00	35,288,800.49

A-III-1	761118TD0	92,318,000.00	92,318,000.00	6.30439546	1,185,259.96	485,007.65	1,670,267.61	0.00	0.00	0.00	91,132,740.04

A-III-2	761118TE8	10,257,000.00	10,257,000.00	6.30439544	131,688.42	53,886.82	185,575.24	0.00	0.00	0.00	10,125,311.58

R	761118TF5	100.00	100.00	6.00000000	100.00	0.50	100.50	0.00	0.00	0.00	0.00

M-1	761118TG3	15,402,000.00	15,402,000.00	6.05550760	2,254.36	77,722.44	79,976.80	0.00	0.00	0.00	15,399,745.64

M-2	761118TH1	9,360,000.00	9,360,000.00	6.05550769	1,370.00	47,232.96	48,602.96	0.00	0.00	0.00	9,358,630.00

M-3	761118TJ7	5,435,000.00	5,435,000.00	6.05550690	795.51	27,426.40	28,221.91	0.00	0.00	0.00	5,434,204.49

B-1	761118TK4	4,529,000.00	4,529,000.00	6.05550629	662.90	22,854.49	23,517.39	0.00	0.00	0.00	4,528,337.10

B-2	761118TL2	3,623,000.00	3,623,000.00	6.05550869	530.29	18,282.59	18,812.88	0.00	0.00	0.00	3,622,469.71

B-3	761118TM0	2,418,251.00	2,418,251.00	6.05550540	353.95	12,203.11	12,557.06	0.00	0.00	0.00	2,417,897.05

Deal Totals		603,925,251.00	603,925,251.00		4,004,099.30	3,047,559.52	7,051,658.82	0.00	0.00	0.00	599,921,151.70

2/23/2006	5:16:19PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 2 of 10

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QA1
February 27, 2006

2. Factor Summary

(Amount/Original Amount per $1000 unit)

Class	Cusip	Beginning Notional/Principal Balance Factor	Principal Distribution Factor	Interest Distribution Factor	Total Distribution Factor	Deferred Interest Factor	Interest Shortfall Factor	Ending Notional/Principal Balance Factor

A-I-1	761118SZ2	1,000.00000000	11.47590086	4.95268242	16.42858328	0.00000000	0.00000000	988.52409914

A-I-2	761118TA6	1,000.00000000	11.47590040	4.95268192	16.42858232	0.00000000	0.00000000	988.52409960

A-II-1	761118TB4	1,000.00000000	4.12585039	5.01426415	9.14011454	0.00000000	0.00000000	995.87414961

A-II-2	761118TC2	1,000.00000000	4.12585043	5.01426415	9.14011458	0.00000000	0.00000000	995.87414957

A-III-1	761118TD0	1,000.00000000	12.83888256	5.25366288	18.09254544	0.00000000	0.00000000	987.16111744

A-III-2	761118TE8	1,000.00000000	12.83888271	5.25366286	18.09254558	0.00000000	0.00000000	987.16111729

R	761118TF5	1,000.00000000	1,000.00000000	5.00000000	1,005.00000000	0.00000000	0.00000000	0.00000000

M-1	761118TG3	1,000.00000000	0.14636800	5.04625633	5.19262433	0.00000000	0.00000000	999.85363200

M-2	761118TH1	1,000.00000000	0.14636752	5.04625641	5.19262393	0.00000000	0.00000000	999.85363248

M-3	761118TJ7	1,000.00000000	0.14636799	5.04625575	5.19262374	0.00000000	0.00000000	999.85363201

B-1	761118TK4	1,000.00000000	0.14636785	5.04625524	5.19262310	0.00000000	0.00000000	999.85363215

B-2	761118TL2	1,000.00000000	0.14636765	5.04625725	5.19262490	0.00000000	0.00000000	999.85363235

B-3	761118TM0	1,000.00000000	0.14636611	5.04625450	5.19262062	0.00000000	0.00000000	999.85363389

Pool Trading Factor: 99.33698760

2/23/2006	5:16:19PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 3 of 10

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QA1
February 27, 2006

4. Interest Summary
The following section only reports information for classes that have accrued interest for this distribution.

Class	Beginning Notional/Principal Balance	Pass-Through Rate	Optimal Interest Amount	Interest Loss	Deferred Interest	Interest Shortfall Amount	Other Income	Interest Distribution (1)-(2)-(3)-(4)+(5)=(6)	Pass -Through Rate for Next Distribution	Accrued Certificate Interest Remaining Unpaid

			(1)	(2)	(3)	(4)	(5)	(6)
A-I-1	95,605,900.00	5.94321890	473,505.66	0.00	0.00	0.00	0.00	473,505.66	0.00000000	0.00

A-I-2	10,623,000.00	5.94321830	52,612.34	0.00	0.00	0.00	0.00	52,612.34	0.00000000	0.00

A-II-1	318,919,000.00	6.01711699	1,599,144.11	0.00	0.00	0.00	0.00	1,599,144.11	0.00000000	0.00

A-II-2	35,435,000.00	6.01711697	177,680.45	0.00	0.00	0.00	0.00	177,680.45	0.00000000	0.00

A-III-1	92,318,000.00	6.30439546	485,007.65	0.00	0.00	0.00	0.00	485,007.65	0.00000000	0.00

A-III-2	10,257,000.00	6.30439544	53,886.82	0.00	0.00	0.00	0.00	53,886.82	0.00000000	0.00

R	100.00	6.00000000	0.50	0.00	0.00	0.00	0.00	0.50	0.00000000	0.00

M-1	15,402,000.00	6.05550760	77,722.44	0.00	0.00	0.00	0.00	77,722.44	0.00000000	0.00

M-2	9,360,000.00	6.05550769	47,232.96	0.00	0.00	0.00	0.00	47,232.96	0.00000000	0.00

M-3	5,435,000.00	6.05550690	27,426.40	0.00	0.00	0.00	0.00	27,426.40	0.00000000	0.00

B-1	4,529,000.00	6.05550629	22,854.49	0.00	0.00	0.00	0.00	22,854.49	0.00000000	0.00

B-2	3,623,000.00	6.05550869	18,282.59	0.00	0.00	0.00	0.00	18,282.59	0.00000000	0.00

B-3	2,418,251.00	6.05550540	12,203.11	0.00	0.00	0.00	0.00	12,203.11	0.00000000	0.00

Deal Totals	603,925,251.00		3,047,559.52	0.00	0.00	0.00	0.00	3,047,559.52		0.00

2/23/2006	5:16:19PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 4 of 10

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QA1
February 27, 2006

7. Collateral Interest Shortfalls

		Current Prepayment Interest Shortfall Amount	Compensating Interest	Net Prepayment Interest Shortfall Amount	Civil Relief Act Shortfall Amount

Group	I	284.92	284.92	0.00	0.00

Group	II	845.15	845.15	0.00	0.00

Group	III	304.32	304.32	0.00	0.00

Deal Totals		1,434.39	1,434.39	0.00	0.00

2/23/2006	5:16:19PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 5 of 10

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QA1
February 27, 2006

9. Collateral Summary

A.

Beginning Principal Balance	Beginning Loan Count	Ending Principal Balance	Ending Loan Count	Available Distribution	Realized Loss	Cumulative Realized Loss

Group :	I	113,918,895.73	417	112,697,767.97	413	0.00	0.00

Group :	II	380,005,338.10	1,337	378,540,456.89	1,331	0.00	0.00

Group :	III	110,001,017.17	360	108,682,926.83	358	0.00	0.00

Deal Totals	603,925,251.00	2,114	599,921,151.69	2,102	7,051,658.82	0.00	0.00

B.

Beginning Gross Weighted Average Interest Rate	Ending Gross Weighted Average Interest Rate	Ending Weighted Average Maturity	Beginning Weighted	Ending Weighted	Net Weighted	Weighted

Group :	I	6.25565890	6.26308121	355.80	5.94321884	5.95136565

Group :	II	6.31711699	6.31638768	357.90	6.01711699	6.01638768

Group :	III	6.60439544	6.60275232	358.30	6.30439544	6.30275232

Deal Totals	6.35784998	6.35825222	357.60	6.05550341	6.05605141	0.00000000	0.00000000

C.

Current Amount

Bankruptcy	248,627.00

Special Hazard	6,039,253.00

Fraud	18,117,758.00

2/23/2006	5:16:19PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 6 of 10

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QA1
February 27, 2006

10. Compensation and Expenses

		Compensation		Advances		Allowable Expenses Per Governing Documents	Non-Recoverable Advances

		Subservicer	Master Servicer	Subservicer	Master Servicer

Group :	I	24,921.15	4,579.85	6,132.07	0.00	0.00	0.00

Group :	II	79,164.22	15,183.70	12,932.29	0.00	0.00	0.00

Group :	III	22,970.82	4,596.52	14,173.39	0.00	0.00	0.00

Deal Totals		127,056.19	24,360.07	33,237.75	0.00	0.00	0.00

12.Delinquency, Foreclosure, and REO Information

	Monthly Payments Delinquent						Foreclosures		REO

	One		Two		Three					Actual	Scheduled

	$	Count	$	Count	$	Count	$	Count	Count	$	$
Group I	1,290,732.00		0.00		0.00		0.00			0.00	0.00
		5		0		0		0	0

Group II	2,538,610.00		0.00		0.00		0.00			0.00	0.00
		7		0		0		0	0

Group III	2,742,500.81		0.00		0.00		0.00			0.00	0.00
		7		0		0		0	0

Deal Totals	6,571,842.81		0.00		0.00		0.00			0.00	0.00
		19		0		0		0	0

2/23/2006	5:16:19PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 7 of 10

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QA1
February 27, 2006

13.Prepayments and Repurchases

	Curtailment		Payoffs		Total Prepayments		Total Repurchases		Optional Repurchases		ARM Repurchases

	$	Count	$	Count	$	Count	$	Count	$	Count	$	Count
Group I	27,664.93	33	1,164,494.80	4	1,192,159.73	37	0.00	0	0.00	0	0.00	0

Group II	39,665.19	115	1,382,704.80	6	1,422,369.99	121	0.00	0	0.00	0	0.00	0

Group III	53,924.49	25	1,247,250.00	2	1,301,174.49	27	0.00	0	0.00	0	0.00	0

Deal Totals	121,254.61	173	3,794,449.60	12	3,915,704.21	185	0.00	0	0.00	0	0.00	0

2/23/2006	5:16:19PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 8 of 10

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QA1
February 27, 2006

15. Distribution Percentages

Beginning Super Senior Percentage	Ending Super Senior Percentage	Beginning Senior Support Percentage	Ending Senior Support Percentage	Beginning Senior Percentage	Ending Senior Percentage	Beginning Senior Accelerated Percentage	Ending Senior Accelerated Percentage

I	0.00000000	0.00000000	0.00000000	0.00000000	93.24967497	93.17826747	100.00000000	100.00000000

II	0.00000000	0.00000000	0.00000000	0.00000000	93.24974269	93.22437853	100.00000000	100.00000000

III	0.00000000	0.00000000	0.00000000	0.00000000	93.24913773	93.16831501	100.00000000	100.00000000

Beginning Percentage	Ending Percentage

Subordinates

M-1	0.00000000	2.56696161

M-2	0.00000000	1.55997667

M-3	0.00000000	0.90581979

Class M Total:	0.00000000	5.03275807

B-1	0.00000000	0.75482204

B-2	0.00000000	0.60382430

B-3	0.00000000	0.40303581

Class B Total:	0.00000000	1.76168215

2/23/2006	5:16:19PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 9 of 10

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QA1
February 27, 2006

16. Comments

ERISA Text:	Each beneficial owner of any Certificate (or any interest therein) which provides credit enhancement for any other Certificate and is available in book-entry form, including any such

Class M Certificate, shall be deemed to have represented, by virtue of its acquisition or holding of such Certificate (or interest therein), that either: a) it is not an employee benefit or other plan subject to the prohibited transaction provision of the Employee Retirement Income Security Act of 1974, as amended('ERISA'), or Section 4975 of the Internal Revenue
Code of 1986, as amended (a 'Plan'), or any other person (including an investment manager, a named fiduciary or a trustee of any Plan) acting, directly or indirectly, on behalf of purchasing any Certificate with 'plan assets' of any Plan; or b) (i) the transferee is an insurance company, (ii) the source of funds to be used by it to purchase the Certificates is an
'insurance company general account' (within the meaning of Department of Labor Prohibited Transaction Class Exemption ('PTCE') 95-60), and (iii) the conditions set forth in
Section I and III of PTCE 95-60 have been satisfied. Any purported beneficial owner of any such book-entry Certificate (or interest therein) to whom either (a) or (b) above does not apply shall indemnify and hold harmless the Company, the Trustee, the Master Servicer, any Subservicer, and the Trust Fund from and against any and all liabilities, claim, cost or expenses incurred by such parties as a result of its acquisition or holding of such Certificate.

2/23/2006	5:16:19PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 10 of 10

Statement To Certificateholder

Residential Accredit Loans Inc., 2006-QA1

February 27, 2006

Cash Flow Received and Uses of Funds

Cash Flow Received	Amount

Principal and Interest Payments	7,074,584.51
Prepayment Premium	NA
Liquidation and Insurance Proceeds	0.00
Subsequent Recoveries	0.00
Repurchase Proceeds	0.00
Other Deposits/Adjustments (including Derivative Payment)	1,434.39
Total Deposits	7,076,018.90

Uses of Funds	Amount

Transfer to Certificate Account	7,051,658.82
Reimbursed Advances and Expenses	0.00
Master Servicing Compensation	24,360.07
Derivative Payment/ Reserve Draw	NA
Total Withdrawals	7,076,018.89

Ending Balance	0.00

GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Appendix A

Statement To Certificateholder

Residential Accredit Loans Inc., 2006-QA1

February 27, 2006

Closing Date		January 30, 2006
Definitive Record Date		January 31, 2006
Book Entry Record Date		January 31, 2006

				Prepayment Interest Shortfall Amounts

Class	Accrual Period		Accrual Methodology	Current Period	Prior Unpaid	Prior Unpaid Accrued Interest	Total Paid	Remaining Unpaid
	Start	End

A-I-1	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
A-I-2	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
A-II-1	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
A-II-2	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
A-III-1	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
A-III-2	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
R	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
M-1	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
M-2	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
M-3	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
B-1	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
B-2	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
B-3	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00

Total				0.00	0.00	0.00	0.00	0.00

GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Appendix B

Statement To Certificateholder

Residential Accredit Loans Inc., 2006-QA1

February 27, 2006

Basis Risk/Net WAC Shortfall Amounts

NOT APPLICABLE

GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Appendix C

Statement To Certificateholder

Residential Accredit Loans Inc., 2006-QA1

February 27, 2006

Excess Cashflow and Overcollateralization Provisions

NOT APPLICABLE

GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Appendix D

Statement To Certificateholder

Residential Accredit Loans Inc., 2006-QA1

February 27, 2006

Performance Tests

	Group I	Group II	Group III
Is Current Distribution Period After February 2013?	NO	NO	NO

Senior Accelerated Percentage Trigger in Effect?	NO	NO	NO
Senior Accelerated Distribution Percentage	100.00%	100.00%	100.00%

Has M-2 Prepayment Distribution Trigger Occurred?	NO	NO	NO
Has M-3 Prepayment Distribution Trigger Occurred?	NO	NO	NO
Has B-1 Prepayment Distribution Trigger Occurred?	NO	NO	NO
Has B-2 Prepayment Distribution Trigger Occurred?	NO	NO	NO
Has B-3 Prepayment Distribution Trigger Occurred?	NO	NO	NO

GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Appendix E

Statement To Certificateholder

Residential Accredit Loans Inc., 2006-QA1

February 27, 2006

Loss Mitigation Loan Modification Pool Level Data

Pool	Type Of Modification	Loan Status	Balance	Loan Count	Paid Off Indicator

40280	N/A	N/A	N/A	N/A	N/A
40281	N/A	N/A	N/A	N/A	N/A
40282	N/A	N/A	N/A	N/A	N/A

GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Appendix F